Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of fair value measurement of assets [abstract]
Disclosure of significant observable inputs used in fair value measurement [Table Text Block]

			December 31, 2022
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities and convertible debentures and notes
Publicly traded mining exploration and development companies
Precious metals	-	-	18,026	18,026
Other minerals	844	-	5,347	6,191
Financial assets at fair value through other comprehensive (loss) income(i)
Equity securities
Publicly traded mining exploration and development companies
Precious metals	6,288	-	3,530	9,818
Other minerals	8,519	-	-	8,519
	15,651	-	26,903	42,554

			December 31, 2021
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities and convertible debentures and notes
Publicly traded mining exploration and development companies
Precious metals	-	-	24,327	24,327
Other minerals	13,048	-	10,607	23,655
Financial assets at fair value through other comprehensive (loss) income(i)
Equity securities
Publicly traded mining exploration and development companies
Precious metals	46,668	-	-	46,668
Other minerals	47,562	-	-	47,562
	107,278	-	34,934	142,212

(i) On the basis of its analysis of the nature, characteristics and risks of equity securities, the Company has determined that presenting them by industry and type of investment is appropriate.

Disclosure of detailed information about changes in fair value of level 3 investments [Table Text Block]
	2022	2021
	$	$

Balance - January 1	34,934	25,063
Acquisitions	7,968	12,754
Warrants exercised	(80)	(1,122)
Acquisition of Tintic by Osisko Development (Note 31)	(10,827)	-
Change in fair value - warrants exercised(i)	(322)	300
Change in fair value - warrants expired(i)	(405)	(15)
Change in fair value - investments held at the end of the period(i)	(4,304)	(2,046)
Foreign exchange revaluation impact	49	-
Deconsolidation of Osisko Development (Note 31)	(110)	-
Balance - December 31	26,903	34,934

(i) Recognized in the consolidated statements of loss under other (losses) gains, net.

Disclosure of detailed information about fair value of long-term debt [Table Text Block]
	December 31, 2022		December 31, 2021
	Fair value	Carrying amount	Fair Value	Carrying amount
	$	$

Long-term debt - Level 1	-	-	303,000	293,281